ACQUISITION	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Business Combinations [Abstract]
ACQUISITION

6. ACQUISITION

On November 13, 2017, the Company acquired Arcadian. The Company accounted for the acquisition of Arcadian using the acquisition method of accounting for business combinations under ASC 805, Business Combinations. The total purchase price is allocated to the tangible and identifiable intangible assets acquired and liabilities assumed based on their estimated fair values as of the acquisition date.

Fair value estimates are based on a complex series of judgments about future events and uncertainties and rely heavily on estimates and assumptions. The judgments used to determine the estimated fair value assigned to each class of assets acquired and liabilities assumed, as well as asset lives and the expected future cash flows and related discount rates, can materiality impact our results of operations. Significant inputs used for the model included the amount of cash flows, the expected period of the cash flows and the discount rates.

The purchase price, including the value of the indebtedness and payables of Arcadian, is $1,339,600 based upon a deemed acquisition of all of the assets and liabilities of Arcadian, including the equity interests in Arcadian. The aggregate purchase price consists of (i) initial investment in Arcadian of $195,900 (ii) $317,000 of forgiveness of a note receivable with the primary member of Arcadian (iii) assumption by Arcadian of subordinated debt (“Arcadian Note”) with a fair value of $555,000, plus accrued interest of $96,700 (iv) $175,000 payment for the redemption and cancellation of two warrants to purchase equity interests in Arcadian Services. The Arcadian Note bears interest at an annual rate of 8% and matures on September 30, 2021.

Unaudited Pro Forma Financial Information

The following unaudited pro forma statement of operations data presents the combined results of operations for the six months ended March 31, 2018 as if the acquisition of Arcadian had taken place on October 1, 2017. The unaudited pro forma financial information includes the effects of certain adjustments, including the amortization of acquired intangibles and the associated tax effect and the elimination of the Company’s and the acquiree’s non-recurring acquisition related expenses.

The unaudited pro forma information presented does not purport to be indicative of the results that would have been achieved had the acquisitions been consummated at October 1, 2017 nor of the results which may occur in the future. The pro forma adjustments are based upon available information and certain assumptions that the Company believes are reasonable.

Pro Forma	Three Months Ended March 31, 2018	Six Months Ended March 31, 2018
Revenues	$459,900	$727,100
Net income (loss)	(2,659,600)	(5,605,300)
Basic and diluted loss per share:	$(0.61)	$(1.29)

Outstanding at weighted average shares outstanding	4,362,564	4,347,745

5. ACQUISITION

The Company accounted for the acquisition of Arcadian Services using the acquisition method of accounting for business combinations under ASC 805, Business Combinations. The total purchase price is allocated to the tangible and identifiable intangible assets acquired and liabilities assumed based on their estimated fair values as of the acquisition date.

Fair value estimates are based on a complex series of judgments about future events and uncertainties and rely heavily on estimates and assumptions. The judgments used to determine the estimated fair value assigned to each class of assets acquired and liabilities assumed, as well as asset lives and the expected future cash flows and related discount rates, can materiality impact our results of operations. Significant inputs used for the model included the amount of cash flows, the expected period of the cash flows and the discount rates. The finalization of the purchase accounting assessment may result in a change in the fair value of the debt assumed and intangible assets, which may have a material impact on our results of operations and financial position.

On November 13, 2017, the Company acquired Arcadian Services. The purchase price, including the value of the indebtedness and payables of Arcadian Services, is $1,339,600 based upon a deemed acquisition of all of the assets and liabilities of Arcadian Services, including the equity interests in Arcadian Services. The aggregate purchase price consists of (i) initial investment in Arcadian of $195,900 (ii) $317,000 of forgiveness of a note receivable with the primary member of Arcadian (iii) assumption by Arcadian Services of subordinated debt ("Arcadian Note") with a fair value of $555,000, plus accrued interest of $96,700 (iv) $175,000 payment for the redemption and cancellation of two warrants to purchase equity interests in Arcadian Services. The Arcadian Note bears interest at an annual rate of 8% and matures on September 30, 2021.

The following table summarizes the allocation of the purchase consideration and the estimated fair value of the assets acquired and the liabilities assumed for the acquisition of Arcadian Services made by the Company:

Assets acquired:
Cash	$25,900
Accounts receivable	57,100
Other assets	24,000
Intangibles	109,000
Goodwill	1,386,800
Total assets acquired	$1,602,800

Liabilities assumed
Accounts payable	$147,700
Accrued other liabilities	108,700
Notes payable	6,800
Total liabilities assumed	$263,200

Net assets acquired	$1,339,600

Consideration paid:
Initial investment in Arcadian Services	195,900
Long-term debt	555,000
Accrued interest	96,700
Payment on warrant outstanding	175,000
Forgiveness of loan in relation of acquisition	317,000
Total consideration	$1,339,600

The weighted average useful life of all identified acquired intangible assets is 3.9 years. The useful lives for trade names and customer relationships are 1.0 years and 4.0 years. Identifiable intangible assets with definite lives are amortized over the period of estimated benefit using the straight-line method and the estimated useful lives of one to four years. The straight-line method of amortization represents the Company's best estimate of the distribution of the economic value of the identifiable intangible assets.

As a result of the acquisition, the Company recorded $1,386,800 of goodwill. The goodwill balance is primarily attributed to the anticipated synergies from the acquisition and expanded market opportunities with respect to the integration of Arcadian Services' products with the Company's other solutions. The Company believes that the factors listed above support the amount of goodwill recorded as a result of the purchase price paid.

For the year ended September 30, 2018, the Company incurred transaction costs of $438,600 and $0 in connection with the Arcadian Services acquisition, which were expensed as incurred and included in general and administrative expenses within the accompanying consolidated statements of operations.

Unaudited Pro Forma Financial Information

The following unaudited pro forma statement of operations data presents the combined results of operations for the years ended September 30, 2018 and 2017 as if the acquisition of Arcadian Telepsychiatry Services LLC had taken place on October 1, 2016.

The unaudited pro forma financial information includes the effects of certain adjustments, including the amortization of acquired intangibles and the associated tax effect and the elimination of the Company's and the acquiree's non-recurring acquisition related expenses.

The unaudited pro forma information presented does not purport to be indicative of the results that would have been achieved had the acquisitions been consummated at October 1, 2016 nor of the results which may occur in the future. The pro forma adjustments are based upon available information and certain assumptions that the Company believes are reasonable.

Pro Forma	Years Ended September 30,
	2018	2017
Revenues	$1,460,800	$1,154,500
Net income (loss)	$(10,558,000)	$(7,894,700)
Basic and diluted loss per share:	$(2.03)	$(2.80)

weighted shares outstanding:	5,199,566	2,817,415